Shareholders' Equity (Details) - Schedule of Department Allocation of Share-Based Compensation Charges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	$ 6,117	$ 5,174	$ 3,356
Cost of revenues [Member]
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	440	391	207
Research and development, net [Member]
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	2,690	2,503	1,368
Sales and marketing [Member]
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	1,819	1,386	865
General and administrative [Member]
Schedule of Department Allocation of Share-Based Compensation Charges [Line Items]
Share-based compensation	$ 1,168	$ 894	$ 916